Voya MI Dynamic SMID Cap Fund Investment Objectives and Goals - Class A C I R and W Shares [Member] - Voya MI Dynamic SMID Cap Fund	May 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Voya MI Dynamic SMID Cap Fund (formerly, Voya Mid Cap Research Enhanced Index Fund)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks growth of capital primarily through investment in a diversified portfolio of common stock of companies with small- to mid-market capitalizations.